RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Settlement agreement (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Settlement agreement
Real estate land transfer tax incurred	$ 2.7